HONEYTREE U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 90.8%	Shares	Value
Application Software - 4.0%
Intuit, Inc.	366	$240,539

Building Products - 3.7%
Masco Corp.	3,331	222,078

Construction Machinery & Heavy Transportation Equipment - 3.8%
Cummins, Inc.	813	225,144

Consumer Staples Merchandise Retail - 4.3%
Costco Wholesale Corp.	305	259,247

Health Care Equipment - 4.2%
Edwards Lifesciences Corp.(a)	2,740	253,094

Home Improvement Retail - 4.0%
Home Depot, Inc.	687	236,493

Industrial Gases - 4.1%
Air Products and Chemicals, Inc.	945	243,857

Industrial Machinery & Supplies & Components - 7.2%
Illinois Tool Works, Inc.	947	224,401
Watts Water Technologies, Inc. - Class A	1,114	204,274
		428,675

IT Consulting & Other Services - 3.8%
Accenture PLC - Class A	747	226,647

Life Sciences Tools & Services - 7.4%
Agilent Technologies, Inc.	1,641	212,723
Thermo Fisher Scientific, Inc.	408	225,624
		438,347

Metal, Glass & Plastic Containers - 3.7%
AptarGroup, Inc.	1,553	218,678

Other Specialty Retail - 3.9%
Tractor Supply Co.	864	233,280

Pharmaceuticals - 4.1%
Zoetis, Inc.	1,425	247,038

Semiconductor Materials & Equipment - 4.5%
Lam Research Corp.	252	268,342

HONEYTREE U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 90.8% (CONTINUED)	Shares	Value
Semiconductors - 8.9%
Texas Instruments, Inc.	1,281	$249,193
Universal Display Corp.	1,325	278,581
		527,774

Specialty Chemicals - 3.7%
Sherwin-Williams Co.	735	219,346

Systems Software - 4.3%
ServiceNow, Inc.(a)	325	255,668

Trading Companies & Distributors - 3.7%
Fastenal Co.	3,487	219,123

Transaction & Payment Processing Services - 7.5%
Mastercard, Inc. - Class A	515	227,197
Visa, Inc. - Class A	848	222,575
		449,772
TOTAL COMMON STOCKS (Cost $5,020,876)		5,413,142

REAL ESTATE INVESTMENT TRUSTS - 8.5%
American Tower Corp.	1,296	251,917
Equinix, Inc.	335	253,461
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $508,273)		505,378

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 5.23%(b)	44,469	44,469
TOTAL SHORT-TERM INVESTMENTS (Cost $44,469)		44,469

TOTAL INVESTMENTS - 100.0% (Cost $5,573,618)		$5,962,989
Other Assets in Excess of Liabilities - 0.0%(c)		1,191
TOTAL NET ASSETS - 100.0%		$5,964,180

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

HONEYTREE U.S. EQUITY ETF

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$5,413,142	$—	$—	$5,413,142
Real Estate Investment Trusts	505,378	—	—	505,378
Money Market Funds	44,469	—	—	44,469
Total Investments in Securities	$5,962,989	$—	$—	$5,962,989

Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
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